Segment Information - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) segment customer	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Revenues from External Customers and Long-Lived Assets [Line Items]
Number of operating segments | segment	1
Number of business segments | segment	1
Number of customers representing more than ten percent of net sales | customer	0
Net sales	$ 2,251,657	$ 1,870,346	$ 1,526,424
Long-lived assets	638,183	559,372
Netherlands
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	28,300	17,800	$ 15,800
Long-lived assets	$ 1,100	$ 1,500